SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign Currency Balances

	2019	2018	2017
Year-end RMB: US$exchange rate	6.9701	6.8785	6.5342
Average yearly RMB: US$exchange rate	6.8870	6.6200	6.7518

Schedule of Restricted Cash

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$2,576,677	$3,444,421
Restricted cash	6,025,718	4,070,655
Cash, cash equivalents and restricted cash	$8,602,395	$7,515,076

Schedule of Property, Plant and Equipment, Estimated Useful life

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years